Schedule of other receivables deposits and prepayments (Details) - Alps Life Science Inc [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other receivables	$ 225,357	$ 122,428	$ 54,662	$ 3,345
Deposits	234,645	144,718	235,735	197,575
Prepayments	3,323		18,911
Other receivables deposits and prepayments	$ 463,325	295,015	$ 309,308	234,873
Prepayments		$ 27,869		$ 33,953